Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
Right-of-use Assets	$833,030	$61,981

Lease payment liabilities-current	(483,658)	(40,098)
Lease payment liabilities- non-current	(295,962)	(18,390)
Total	$(779,620)	$(58,488)

For the years ended December 31, 2023, 2024 and 2025, the lease expense was as follows:

	For the years ended December 31,
	2023	2024	2025
Operating leases cost excluding short-term rental expense	$698,455	$666,488	$164,217
Short-term lease cost	22,504	3,780	17,043
Total	$720,959	$670,268	$181,261

Schedule of Future Minimum Payments Operating Leases

The following is a schedule of future minimum payments under our operating leases:

For the year ended December 31,	Operating Leases
2026	40,347
2027	19,047
Total lease payments	59,394
Less: imputed interest	(906)
Total	$58,488